16 DEBT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes outstanding under revolving credit facility		$ 3,088,890	$ 1,235,935
Term loan - current maturities		405,376	0
Total short-term debt		3,494,266	1,235,935
Term loan, due 2019		1,941,567	0
Less Current maturities	$ 406,156	405,376	0
Long-term debt, net of current maturities	$ 1,575,206	$ 1,536,191	$ 0